CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details) - USD ($)	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Cash and cash equivalents	$ 97,937,000	$ 305,352,000	$ 249,970,000
Short term restricted cash	19,612,000	20,272,000	15,535,000
Long term restricted cash	45,708,000	46,981,000	56,156,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	163,257,000	372,604,000	$ 321,661,000	$ 371,984,000
Recourse Debt
Debt Instrument [Line Items]
Debt instrument, covenant compliance, minimum cash requirement	$ 20,000,000
Debt instrument, covenant compliance, minimum cash requirement, percentage	5.00%
Margin Calls And Cash Collateral On Derivative Positions
Debt Instrument [Line Items]
Short term restricted cash	$ 9,100,000	$ 800,000